NON-CONTROLLING INTEREST	12 Months Ended
Nov. 30, 2018
Non Controlling Interest [Abstract]
NON-CONTROLLING INTEREST
17.	NON-CONTROLLING INTEREST

The following table presents the equity attributable to 49% non-controlling interest in Majesco as at November 30, 2018:

Total
$
Non-controlling interest on acquisition of Majesco (Note 5)	1,684,615
Share of income for the year	37,516
Foreign exchange on translation	116,810

Balance, November 30, 2018	1,838,941

The following table presents the non-controlling interest as at November 30, 2018:

Total
$
Assets
Current	243,660
Non-current	3,776,093
4,019,753

Liabilities
Current	243,630
Non-current	23,184
266,814

Net assets	3,752,939
Non-controlling interest	1,838,941

The following table presents the loss and comprehensive loss attributable to non-controlling interest for the year ended November 30, 2018.

Total
$
Profit attributable to non-controlling interest	37,516
Foreign exchange translation adjustment	116,810

Comprehensive profit attributable to non-controlling interest	154,326